UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio

Semi-Annual Report	April 30, 2024

Investment Adviser: Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024

The Portfolio files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Portfolio’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six-month period from November 1, 2023 to April 30, 2024, focusing on the portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2023, the Acadian Emerging Markets Portfolio returned 18.8%1, versus 15.4% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Emerging markets performed well during the period, with Index heavyweights Taiwan and India each gaining more than 25%. The makeup of Taiwan’s stock market is very technology-centric and the country has benefitted from the global enthusiasm for all things AI. In the meantime, India continued to climb after a stellar 2023 on strong local demand, supportive government initiatives, and the diversification of global supply chains. The largest country in the benchmark, China, delivered positive yet modest returns. The country has suffered from weak consumer demand, deflation concerns, and a property market in disarray. However, due in large part to supportive policy measures from the government, the China stock market generally has performed well since the start of February. In contrast, Egypt fell more than 25%, largely due to the devaluation of their currency. The country comprises a trivial weight in the benchmark, however, resulting in very little impact to overall return.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions. Significant country overweight positions during the period included China and Taiwan. The portfolio was generally underweighted relative to the benchmark in South Korea and India. At the sector level, the portfolio was focused on energy and information technology while financials and consumer staples were the greatest underweights.

Portfolio Performance

The portfolio outperformed the benchmark by 3.4%. Outperformance was driven by stock selection within countries and both stock selection and allocation decisions within sectors. The portfolio benefited from stock selection in China and India. Both stock selection and an overweight to Taiwan also contributed to returns. Stock selection and an overweight position in Thailand, however, acted as minor offsets to performance. Stock selection and an overweight position in energy, and stock selection in industrials and financials proved fruitful for the portfolio but was offset slightly by stock selection and an overweight position

1 NAV returns

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

in communication services, and stock selection in consumer discretionary. Overweights to Hindustan Aeronautics Ltd, Evergreen Marine Corp. Taiwan Ltd., and Coal India boosted relative performance.

The portfolio’s exposure across all Value, Quality, Growth, Technical, Peer, and Top-Down signals was rewarded over the period, most notably through our Value signal.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Sincerely,

Brendan O. Bradley, Ph.D.	Fanesca Young,
Chief Investment Officer	SVP, Director, Equity Portfolio
Management

Index Source: MSCI. Copyright MSCI 2024. All Rights Reserved. Without prior written permission of MSCI this information and any other MSCI intellectual property may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used to create financial instruments or products or any indices. This information is provided on an “as is” basis, and the user of this information assumes the entire risk of any use of this information. Neither MSCI nor any third party involved in or related to the computing or compiling of the data makes any express or implied warranties, representations or guarantees concerning the MSCI index-related data, and in no event shall MSCI or any third party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) relating to any use of this information.

The specific countries, sectors, and individual stocks discussed herein are non-exclusive and are provided as representative of the portfolio’s performance during the period. For a complete list of markets, sectors, and stocks in which the portfolio was invested during the period and the performance of each, please contact Acadian. Please note that Acadian’s system of portfolio attribution uses certain estimates and assumptions and the calculations provided herein are based upon Acadian’s internal records and not those maintained by the Custodian. Additional details about our method of calculation will be furnished upon request. Reference to the benchmark is for comparative purposes only and is not intended to indicate that the portfolio will or did contain the same investments as the benchmark. This review contains confidential information of Acadian Asset Management LLC. Market conditions are subject to change. Past performance is no guarantee of future returns.

The information provided has been prepared by Acadian from our internal records. It is not intended to replace the official records of your account that you receive directly from the custodian. You are encouraged to compare the information provided to you by Acadian to that provided by the custodian and to contact us with any questions.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Total expense ratio for the fund is 1.36%. Shareholders may pay a redemption fee of 2% when they redeem shares held for less than 90 days. For performance data current to the most recent month end, please call 1-866-AAM-6161. The fund’s benchmark was changed March 1, 2012 to the MSCI Emerging Markets Index. Prior to that, the benchmark had been the IFC Investable Index.

Past performance is no guarantee of future performance and may differ significantly from future performance due to market volatility.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Mutual fund investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The fund is non-diversified.

To determine if this fund is an appropriate investment for you, carefully consider the fund’s objectives, risk factors, charges, and expenses before investing. This and other information can be found in the fund’s full and summary prospectuses, which can be obtained by calling 1- 866-AAM-6161. Please read the prospectus carefully before investing.

The Acadian Emerging Markets Portfolio is distributed by SEI Investments Distribution Co, which is not affiliated with Acadian Asset Management LLC.

Registered representatives associated with Funds Distributor, LLC (“FD”), member FINRA. FD is not affiliated with Acadian Asset Management LLC.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.5%

	Shares	Value

Brazil — 0.9%
Banco do Brasil	101,200	$535,760
Caixa Seguridade Participacoes S	17,400	52,442
Cia De Sanena Do Parana	11,751	58,183
CSN Mineracao	133,571	127,073
Fras-Le	36,200	125,765
Mahle Metal Leve	16,800	99,423
Nova Embrapar Participacoes * (A)	854	—
Petroleo Brasileiro ADR	48,679	826,083
Plano & Plano Desenvolvimento Imobiliario	14,900	31,593
Seara Alimentos * (A)	911	—
TIM	128,500	437,523
TOTVS	45,400	242,012
Ultrapar Participacoes	559,100	2,796,254
Vibra Energia	250,400	1,131,781
VTEX, Cl A *	4,682	34,740

		6,498,632

China — 23.3%
37 Interactive Entertainment Network Technology Group, Cl A	1,365,974	3,137,664
Agricultural Bank of China, Cl H	16,590,000	7,397,662
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	647,600	1,141,797
Autohome ADR	101,724	2,614,307
Bank of China, Cl H	7,440,926	3,337,184
Bank of Communications, Cl H	1,303,236	938,407

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
Baoxiniao Holding, Cl A	1,694,566	$1,370,069
Beijing Caishikou Department Store, Cl A	96,300	197,756
Bosideng International Holdings	362,000	209,550
BYD Electronic International	78,000	262,765
Central China Land Media, Cl A	94,200	133,610
Changhong Meiling, Cl A	887,301	1,251,251
Changjiang Publishing & Media, Cl A	639,958	665,047
Cheng De Lolo, Cl A	191,200	242,575
Chengdu Hongqi Chain, Cl A	82,300	61,315
Chengdu Kanghong Pharmaceutical Group, Cl A	63,500	189,833
China Construction Bank, Cl H	33,735,715	21,826,706
China Merchants Bank, Cl H	362,500	1,569,936
China World Trade Center, Cl A	62,200	199,624
Chinese Universe Publishing and Media Group, Cl A	1,790,399	3,619,965
Chongqing Baiya Sanitary Products, Cl A	73,000	217,410
Chongqing Rural Commercial Bank, Cl H	731,622	313,158
De Rucci Healthy Sleep, Cl A	28,500	135,944
Eastern Air Logistics, Cl A	96,800	244,623
Edan Instruments, Cl A	383,200	528,076
Focus Technology, Cl A	280,600	1,320,008
G-bits Network Technology Xiamen, Cl A	95,789	2,575,870
Goldcard Smart Group, Cl A	93,000	184,479
Guangdong Provincial Expressway Development, Cl A	468,000	663,078
Guangdong Vanward New Electric, Cl A	808,100	1,231,016
Hangzhou Alltest Biotech, Cl A	3,030	27,722
Hangzhou Haoyue Personal Care, Cl A	19,700	122,006
Hello Group ADR	93,940	547,670
Hitevision, Cl A	30,200	102,208
HUANLEJIA Food Group, Cl A	50,400	109,079
Industrial & Commercial Bank of China, Cl H	12,681,000	6,799,914
Jinzai Food Group, Cl A	148,700	307,606
JOYY ADR	32,859	1,071,861
Kanzhun ADR	65,364	1,293,554
Kingnet Network, Cl A	1,776,600	2,878,655
Kunlun Energy	4,810,000	4,662,714
Loncin Motor, Cl A	2,159,831	1,930,219
Lonking Holdings	53,354	9,804
Midea Group, Cl A	74,692	718,330
MotoMotion China, Cl A	54,340	509,340
Ningbo Hengshuai, Cl A	14,300	174,062
Opple Lighting, Cl A	298,600	747,606
PDD Holdings ADR *	62,006	7,761,911
Perfect World, Cl A	801,582	1,103,588

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
PetroChina, Cl H	16,512,000	$15,384,915
Qifu Technology ADR	11,946	218,492
Qudian ADR *	236,040	561,775
Rongan Property, Cl A	295,500	99,305
SAIC Motor, Cl A	924,900	1,893,754
Shandong New Beiyang Information Technology, Cl A	432,355	368,875
Shenzhen Fuanna Bedding and Furnishing, Cl A	298,800	451,553
Shenzhen Laibao Hi-tech, Cl A	840,200	1,220,344
Sinotruk Hong Kong	2,649,148	6,592,963
TAL Education Group ADR *	112,248	1,351,466
TCL Electronics Holdings	721,000	473,881
Tencent Holdings	639,400	28,058,918
Universal Scientific Industrial Shanghai, Cl A	563,400	1,146,615
Vatti, Cl A	467,000	467,831
Vipshop Holdings ADR	305,745	4,598,405
Weaver Network Technology, Cl A	30,768	153,345
Weibo ADR	16,758	144,454
Weichai Power, Cl H	179,000	365,762
Xiamen Comfort Science & Technology Group, Cl A	669,700	638,041
Xiamen Jihong Technology, Cl A	156,600	325,825
Xiangyu Medical, Cl A	55,334	303,925
Yapp Automotive Parts, Cl A	58,100	127,408
Yutong Bus, Cl A	253,800	896,009
Zhejiang Publishing & Media, Cl A	462,900	552,830
Zhejiang Semir Garment, Cl A	5,056,096	4,536,556
Zhejiang Supor, Cl A	99,500	807,223
Zhejiang Xinao Textiles, Cl A	129,700	135,133
Zhiou Home Furnishing Technology, Cl A *	38,000	122,840

		160,656,977

Colombia — 0.0%
Cementos Argos	77,006	159,390

Czech Republic — 0.1%
Komercni banka as	8,746	322,245

Egypt — 0.0%
Ezz Steel SAE *	25,763	30,837

Greece — 0.2%
Fourlis Holdings	25,163	110,770
HELLENiQ ENERGY Holdings S.A.	10,176	91,223
Motor Oil Hellas Corinth Refineries	6,565	190,477

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Greece — (continued)
National Bank of Greece *	96,347	$775,375

		1,167,845

Hong Kong — 6.7%
AAC Technologies Holdings	51,500	163,906
Alibaba Group Holding	990,068	9,270,071
Asia Cement China Holdings	995,642	254,834
Baidu, Cl A *	215,050	2,786,099
Brilliance China Automotive Holdings	1,380,000	1,145,932
Cabbeen Fashion	107,928	10,347
China BlueChemical	994,491	315,712
China Coal Energy, Cl H	2,310,645	2,327,604
China Foods	421,556	161,464
China Harmony Auto Holding	895,780	57,982
China International Marine Containers Group, Cl H	121,046	102,395
China Minsheng Banking, Cl H	1,628,500	595,838
China National Building Material, Cl H	364,000	140,845
China Oriental Group	264,545	35,315
China Pacific Insurance Group, Cl H	308,431	675,797
China Taiping Insurance Holdings	633,800	579,494
Chongqing Machinery & Electric, Cl H	466,000	40,264
CITIC Resources Holdings	690,000	46,479
CMOC Group, Cl H	372,000	349,014
Consun Pharmaceutical Group	118,000	87,993
COSCO SHIPPING Ports	107	66
Dawnrays Pharmaceutical Holdings	79,485	11,975
Edvantage Group Holdings	102,310	32,071
Far East Horizon	160,000	118,769
FriendTimes	232,219	24,639
Fufeng Group	124,742	91,018
Grand Baoxin Auto Group *	379,968	8,113
Hisense Home Appliances Group, Cl H	71,000	296,975
Inkeverse Group *	1,150,000	120,973
JD.com, Cl A	43,450	626,044
JNBY Design	471,314	858,153
Kingboard Holdings	60,500	132,965
Kingsoft	297,400	966,248
Kuaishou Technology, Cl B *	257,800	1,807,361
Launch Tech, Cl H	46,542	16,421
Lenovo Group	5,602,000	6,300,904
Maoye International Holdings	286,000	5,155
Meituan, Cl B *	16,300	222,569
NetDragon Websoft Holdings	247,000	345,992
NetEase	294,400	5,518,422

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)
New Oriental Education & Technology Group *	200,600	$1,593,961
Pou Sheng International Holdings	1,878,142	158,458
Renrui Human Resources Technology Holdings *	1,804	833
Sinopec Engineering Group, Cl H	1,555,500	1,001,905
Skyworth Group	5,139,486	2,113,569
Tongcheng Travel Holdings *	185,600	488,477
Uni-President China Holdings	123,000	94,327
Wasion Holdings	188,000	153,529
Xiaomi, Cl B *	1,710,400	3,728,548
Zoomlion Heavy Industry Science and Technology	100	76

		45,985,901

Hungary — 2.2%
MOL Hungarian Oil & Gas	344,269	2,825,281
OTP Bank Nyrt	241,161	11,953,308
Richter Gedeon Nyrt	13,313	339,016

		15,117,605

India — 16.1%
Alkem Laboratories	14,199	822,141
Andhra Paper	5,846	37,150
Andhra Sugars	40,305	51,698
Angel One	25,207	838,189
Apar Industries	34,366	3,236,864
Arvind	222,899	835,708
AurionPro Solutions	11,109	333,107
Aurobindo Pharma	94,777	1,308,027
Authum Investment & Infrastucture *	919	9,174
Bajaj Consumer Care	13,858	40,025
Bharat Petroleum	411,726	2,995,958
Birlasoft	35,233	273,371
BSE	5,964	197,996
CESC	662,003	1,163,035
Chennai Petroleum	105,361	1,288,636
Cigniti Technologies	12,994	207,885
Cipla	45,457	760,964
Coal India	2,378,648	12,932,582
Colgate-Palmolive India	21,845	739,270
Cyient	57,085	1,231,456
Dalmia Bharat Sugar & Industries	6,395	31,148
Datamatics Global Services	22,513	161,129
DCM Shriram Industries	36,391	89,651
Dhampur Sugar Mills	21,205	59,769
Dhunseri Ventures	7,867	30,980

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)
Dr Reddy’s Laboratories	3,266	$242,362
Dwarikesh Sugar Industries	57,575	50,134
Elecon Engineering	59,693	809,710
Emami	68,908	402,086
Force Motors	1,976	224,744
Foseco India	724	32,230
GAIL India	506,440	1,265,147
GHCL	27,536	169,069
Godawari Power and Ispat	70,623	751,669
Godfrey Phillips India	11,632	465,766
Gujarat Narmada Valley Fertilizers & Chemicals	40,046	341,438
HCL Technologies	883,031	14,406,646
Hindustan Aeronautics	233,468	11,017,731
Hindustan Petroleum	100,571	596,560
Huhtamaki India	10,532	38,997
IIFL Securities	22,871	39,222
Indiabulls Housing Finance *	118,520	103,980
Indian Hotels, Cl A	27,061	186,475
Indian Metals & Ferro Alloys	11,326	99,147
Indian Oil	1,935,913	3,909,352
Indus Towers *	244,944	1,036,669
Intellect Design Arena	19,717	254,672
ITD Cementation India	38,041	172,140
J Kumar Infraprojects	46,392	375,657
Jagran Prakashan *	140,311	174,031
Jindal Saw	110,131	728,698
JK Tyre & Industries	23,242	117,108
Karnataka Bank	729,817	2,020,300
KDDL	1,543	46,746
Kewal Kiran Clothing	27,438	234,305
Kirloskar Brothers	30,179	473,060
Kirloskar Industries	1,818	112,538
Kokuyo Camlin	7,933	14,056
Kolte-Patil Developers	10,994	70,307
KPIT Technologies	280,550	5,001,563
KSB	6,143	332,042
LG Balakrishnan & Bros	26,722	409,593
Lupin	73,216	1,441,626
Mahanagar Gas	40,949	707,779
Maharashtra Seamless	59,388	641,466
Manappuram Finance	287,552	686,551
Mangalore Chemicals & Fertilizers	33,585	46,714
Mangalore Refinery & Petrochemicals	166,595	498,847

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)
Mrs Bectors Food Specialities	22,178	$337,963
Natco Pharma	67,290	817,888
Nava	279,542	1,680,400
NCC	107,339	310,505
Neuland Laboratories	1,448	131,909
NIIT	30,311	38,297
NIIT Learning Systems	59,181	352,634
NRB Bearings	60,463	227,097
Nucleus Software Exports	6,979	115,428
Oil & Natural Gas	1,889,134	6,377,257
Oil India	202,404	1,496,536
Oracle Financial Services Software	21,547	1,955,995
Orient Cement	61,280	162,266
Pennar Industries *	81,342	133,287
Power Finance	846,363	4,461,393
Prakash Industries *	171,515	350,302
Prudent Corporate Advisory Services	2,724	50,215
PTC India	321,599	863,041
PTC India Financial Services	137,078	69,859
REC	461,578	2,796,100
Repco Home Finance	25,178	156,602
Savita Oil Technologies	3,290	22,821
Seshasayee Paper & Boards	17,654	71,011
Siyaram Silk Mills	37,411	209,167
SMC Global Securities	1,350	2,580
Sonata Software	64,042	530,240
SP Apparels	13,232	93,720
Styrenix Performance Materials	1,353	26,697
Sutlej Textiles and Industries	30,377	21,692
Tamil Nadu Newsprint & Papers	47,442	155,773
Tamilnadu Petroproducts	92,741	96,046
Tata Consultancy Services	78,137	3,566,182
Time Technoplast	63,331	208,738
Transport Corp of India	16,142	169,324
Triveni Turbine	130,958	842,811
Ugar Sugar Works	75,362	71,779
Ujjivan Financial Services	55,128	378,516
Uniparts India	4,018	26,457
Vardhman Textiles	30,623	163,369
Voltamp Transformers	1,209	150,327
VST Tillers Tractors	1,352	59,514
West Coast Paper Mills	42,557	339,318
Zensar Technologies	32,696	239,501

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)
Zydus Lifesciences	47,722	$545,071

		111,300,474

Indonesia — 1.3%
ABM Investama	68,965	16,441
Adaro Energy Indonesia	30,027,555	4,990,512
AKR Corporindo	4,107,108	422,460
Bank CIMB Niaga	1,583,567	185,785
Bank OCBC Nisp	239,061	19,114
Bank Pembangunan Daerah Jawa Barat Dan Banten	402,740	25,140
Bukit Asam	6,058,175	1,128,922
Gajah Tunggal *	1,763,835	126,376
Hanjaya Mandala Sampoerna	481,100	25,298
Indika Energy	279,534	24,670
Indo Tambangraya Megah	234,549	363,574
Mitra Adiperkasa	1,159,100	112,141
Panin Financial *	3,262,500	58,528
Perusahaan Gas Negara	5,744,806	518,771
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	63,690
Puradelta Lestari	3,587,100	35,739
Trans Power Marine	904,900	38,105
Triputra Agro Persada	817,217	31,412
United Tractors	483,200	736,443
Wismilak Inti Makmur	244,200	17,398

		8,940,519

Luxembourg — 0.9%
Ternium ADR	143,355	6,035,246

Malaysia — 0.4%
Dayang Enterprise Holdings	271,500	148,002
Fraser & Neave Holdings	8,000	52,970
Jaya Tiasa Holdings	233,300	60,981
KSL Holdings *	228,383	82,045
Mah Sing Group	181,900	47,518
Padini Holdings	133,600	100,048
Pelikan International	195,300	9,412
Sports Toto	109,140	32,245
YTL	1,875,000	1,212,274
YTL Power International	1,169,800	1,121,426

		2,866,921

Mexico — 0.5%
Cemex ADR *	418,398	3,309,528

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Peru — 0.1%
Credicorp	4,408	$730,009

Poland — 1.3%
Alior Bank *	5,162	131,503
Asseco Poland	529	10,397
Bank Polska Kasa Opieki	23,284	963,965
Budimex	19	3,214
Enea *	4,620	9,638
Grenevia *	97,579	58,368
PGE Polska Grupa Energetyczna *	14,387	21,444
Powszechny Zaklad Ubezpieczen	621,531	7,822,522
Text	4,502	99,887

		9,120,938

Russia — 0.0%
Globaltrans Investment GDR * (A)	114,181	—
HeadHunter Group ADR * (A)	3,279	—
Novolipetsk Steel PJSC GDR (A)	189,918	—
Sberbank of Russia PJSC ADR (A)	447,493	—

		—

Saudi Arabia — 4.0%
Al Babtain Power & Telecommunication	72,121	792,556
Al-Dawaa Medical Services	16,530	421,018
Al-Etihad Cooperative Insurance *	20,085	141,376
Almunajem Foods	31,453	1,007,051
Alwasail Industrial	19,940	13,976
Arab National Bank	193,703	1,592,114
Arabian Internet & Communications Services	17,517	1,619,956
Astra Industrial Group	15,882	735,251
Bawan	10,695	134,869
BinDawood Holding	159,775	402,681
Cenomi Centers	220,745	1,472,405
Dar Al Arkan Real Estate Development *	138,732	491,167
Derayah REIT ‡	22,481	41,838
Electrical Industries	948,751	1,194,133
Elm	34,996	8,518,528
Etihad Etisalat	70,687	978,461
Leejam Sports JSC	43,637	2,435,839
Middle East Specialized Cables *	64,677	572,515
Naba Alsaha Medical Services	370	8,812
Saudi Arabian Cooperative Insurance *	27,023	142,320
Saudi Electricity	756,274	3,746,845
Saudi Marketing	49,360	342,833
Sumou Real Estate	22,570	375,278

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Saudi Arabia — (continued)
Zamil Industrial Investment *	85,854	$466,900

		27,648,722

South Africa — 1.2%
Exxaro Resources	77,726	744,699
Hudaco Industries	688	6,141
Investec	266,871	1,700,941
Kumba Iron Ore	184,987	4,534,612
Lewis Group	13,447	31,586
Murray & Roberts Holdings *	58,238	3,635
Naspers, Cl N	464	88,799
Omnia Holdings	10,425	29,595
Sappi	138,164	371,164
Standard Bank Group	106,234	997,619

		8,508,791

South Korea — 9.9%
Ace Bed	567	10,777
Advanced Process Systems	3,673	92,018
Ahnlab	7,852	359,102
AK Holdings	1,437	15,728
Binggrae	737	37,946
BNK Financial Group	95,862	578,764
Cheil Worldwide	30,425	414,969
CJ	22,209	2,036,638
Creas F&C	168	1,015
Daewon San Up	781	3,708
Daishin Securities	203	2,300
DB *	45,418	47,050
DB HiTek	11,969	353,691
DGB Financial Group	44,754	273,373
DMS	9,421	42,841
Dongwon F&B	3,100	87,027
DoubleUGames	1,012	31,942
DRB Holding	528	2,247
DY POWER	2,434	22,957
Echo Marketing	11,644	115,137
Eugene Technology	17,747	675,079
GS Holdings	1,090	35,242
Hana Financial Group	266,308	11,232,022
Handsome	2,901	41,076
Hankook Tire & Technology	6,567	278,653
Hansol Technics	15,410	62,107
Hanwha	116,122	2,278,807

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
Hanwha Life Insurance	137,009	$290,623
Hanyang Securities	2,940	22,492
Hyundai Glovis	5,200	680,733
Hyundai Mobis	3,528	577,178
JB Financial Group	51,783	496,850
KB Financial Group	133,181	7,223,329
KC Tech	1,602	42,002
Kolon	4,499	53,240
Korea Cast Iron Pipe Industries	6,835	31,629
Korea Economic Broadcasting	15,443	66,385
Korean Reinsurance	11,443	67,636
KT	120,435	3,011,110
Kyung Dong Navien	1,527	65,659
LEADCORP	6,795	26,294
LG Electronics	101,726	6,775,167
LG Uplus	363,500	2,581,760
LX Hausys	9,289	288,819
Multicampus	1,070	27,260
NHN	36,564	623,969
NOROO Paint & Coatings	6,264	42,657
PHA	2,685	21,761
Rayence	15,821	98,235
Sajodaerim	7,208	198,185
Samsung Electronics	261,405	14,530,625
Saramin	6,553	85,116
SAVEZONE I&C CORP	11,048	19,065
Sebang	6,363	55,315
SGC E&C	939	11,032
Shinhan Financial Group	165,132	5,547,990
Shinsung Tongsang	76,333	100,426
SJG Sejong	26,717	113,939
SOOP	8,459	684,685
Suprema *	2,025	35,217
Tongyang Life Insurance	14,899	57,146
Uju Electronics	2,037	29,483
WiSoL	13,595	87,305
Woongjin Thinkbig *	18,433	28,591
Woori Financial Group	452,545	4,637,559
YES24	471	1,567
Youngone	7,870	217,786

		68,688,036

Taiwan — 21.7%
Acer	1,437,000	1,977,245

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)
Anpec Electronics	131,000	$807,453
Apacer Technology	18,000	37,102
Arcadyan Technology	187,000	985,867
ASE Technology Holding	175,000	787,255
Asustek Computer	455,000	5,966,303
Axiomtek	123,124	323,537
Champion Microelectronic	21,000	39,472
Cheng Uei Precision Industry	71,000	101,086
Chicony Electronics	160,000	990,498
China Ecotek	37,000	87,272
ChipMOS Technologies	479,000	670,633
ChipMOS Technologies ADR	2,816	78,538
Compal Electronics	2,778,000	3,030,129
Darfon Electronics	38,000	73,482
Elan Microelectronics	99,000	498,290
Elitegroup Computer Systems	160,000	150,124
Emerging Display Technologies	167,000	161,140
Ennoconn	78,000	780,014
Evergreen Marine Taiwan	1,589,200	9,234,132
First Insurance	46,000	29,824
Fitipower Integrated Technology	97,450	731,325
FocalTech Systems	291,000	749,664
Foxsemicon Integrated Technology	20,400	188,175
Gemtek Technology	90,000	91,319
General Plastic Industrial	30,000	35,164
Getac Holdings	294,000	942,555
Global Brands Manufacture	194,000	433,186
Global Mixed Mode Technology	79,000	695,815
Gourmet Master	65,000	181,056
Hannstar Board	281,000	480,585
Hon Hai Precision Industry	3,457,648	16,459,616
International Games System	181,000	5,535,205
ITE Technology	73,000	370,976
Keystone Microtech	13,000	118,009
Kindom Development	20,000	34,543
L&K Engineering	86,085	710,199
M31 Technology	10,000	363,965
Macroblock	200,000	579,949
MediaTek	459,000	13,839,393
Micro-Star International	464,000	2,257,692
MPI	39,000	523,440
Nexcom International	98,000	156,885
Niko Semiconductor	70,000	109,087

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)
Novatek Microelectronics	495,000	$9,353,134
Orient Semiconductor Electronics	63,000	122,139
Pegatron	652,423	1,945,803
Phison Electronics	47,000	1,003,272
Pixart Imaging	114,000	550,189
Pou Chen	1,860,000	2,058,779
Powertech Technology	196,000	1,043,772
Radiant Opto-Electronics	266,000	1,621,781
Raydium Semiconductor	127,000	1,655,563
Realtek Semiconductor	686,000	10,821,760
Sea Sonic Electronics	20,000	50,792
Senao International	38,000	45,450
Sercomm	34,000	128,633
Silicon Motion Technology ADR	11,339	836,932
Simplo Technology	87,000	1,161,812
Sitronix Technology	43,000	367,237
Solteam	34,000	50,682
Star Comgistic Capital	147,723	156,862
Sunplus Innovation Technology	61,000	280,042
Sunplus Technology	360,000	341,767
Sunrex Technology	40,000	75,420
Syncmold Enterprise	20,000	56,616
Taiflex Scientific	23,000	36,277
Taiwan PCB Techvest	42,000	51,673
Taiwan Puritic	4,650	28,316
Taiwan Semiconductor Manufacturing	1,760,000	42,141,033
Ubright Optronics	7,000	12,343
Ventec International Group	11,000	28,310
Wah Hong Industrial	35,000	39,043
Winbond Electronics	838,402	664,904
WPG Holdings	27,000	72,922
X-Legend Entertainment	10,200	41,800
Zyxel Group	220,000	278,233

		149,520,490

Thailand — 2.5%
Bangchak NVDR	851,200	958,776
Bangkok Bank NVDR	2,127,800	7,850,323
Banpu NVDR	1,411,900	210,642
BTS Rail Mass Transit Growth Infrastructure Fund	267,600	25,701
Index Livingmall NVDR	529,700	296,285
Kasikornbank NVDR	372,400	1,307,235
Lanna Resources NVDR	67,000	25,470
MK Restaurants Group NVDR	143,300	143,783

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Thailand — (continued)
Polyplex Thailand NVDR	9,500	$2,443
PTT NVDR	3,379,600	3,062,842
PTT Exploration & Production NVDR	538,600	2,253,124
Regional Container Lines NVDR	335,100	186,256
Star Petroleum Refining NVDR *	369,900	79,284
Thai Oil NVDR	684,100	996,769

		17,398,933

Turkey — 0.4%
Agesa Hayat ve Emeklilik	74,982	196,183
Akbank T.A.S.	465,338	856,497
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret	9,499	161,849
Turkiye Petrol Rafinerileri	268,239	1,619,394

		2,833,923

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank	357,550	811,883
Aldar Properties PJSC	924,204	1,373,476
Emaar Properties PJSC	2,558,282	5,718,504
Emirates Integrated Telecommunications PJSC	10,879	17,323
Emirates NBD Bank PJSC	240,725	1,114,195
Sharjah Islamic Bank	55,933	34,020
Yalla Group ADR *	13,893	65,297

		9,134,698

United Kingdom — 0.1%
Thungela Resources	60,192	414,422

United States — 0.4%
NU Holdings, Cl A *	72,716	789,696
Pagseguro Digital, Cl A *	23,247	289,425
Parade Technologies	30,000	681,078
WNS Holdings *	30,355	1,272,178

		3,032,377

TOTAL COMMON STOCK (Cost $520,110,654)		659,423,459

PREFERRED STOCK(B) — 3.7%

Brazil — 3.6%
Cia de Ferro Ligas da Bahia FERBASA	156,632	241,617
Cia Energetica de Minas Gerais	1,275,533	2,385,206
Gerdau	1,775,495	6,233,346
Marcopolo	174,600	223,269

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

PREFERRED STOCK(B) — continued

	Shares	Value
Brazil — (continued)
Noxville Investimentos * (A)	455	$—
Petroleo Brasileiro	1,900,194	15,340,317

		24,423,755

South Korea — 0.1%
CJ	9,029	579,345

TOTAL PREFERRED STOCK (Cost $15,330,298)		25,003,100

MUTUAL FUND — 1.0%

United States — 1.0%
iShares MSCI Emerging Markets ETF	169,737	6,957,520

TOTAL MUTUAL FUND (Cost $7,027,976)		6,957,520

WARRANT — 0.0%

	Number of Warrants
Thailand — 0.0%
Successmore Being PCL, Expires 05/28/25 * (A)	400	18

TOTAL WARRANT (Cost $—)		18

SHORT-TERM INVESTMENT — 1.5%

	Shares
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 5.330% (C) (Cost $10,657,613)	10,657,613	10,657,613

TOTAL INVESTMENTS— 101.7% (Cost $553,126,541)		$702,041,710

Percentages are based on Net Assets of $690,645,157.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

(C)	The rate shown is the 7 day effective yield as of April 30, 2024.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

JSC — Joint Stock Company

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

The summary of input levels used to value the Portfolio’s net assets as of April 30, 2024 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$6,498,632	$—	$	—^	$6,498,632
China	21,506,610	139,150,367		—	160,656,977
Colombia	159,390	—		—	159,390
Czech Republic	—	322,245		—	322,245
Egypt	—	30,837		—	30,837
Greece	—	1,167,845		—	1,167,845
Hong Kong	215,020	45,770,881		—	45,985,901
Hungary	3,164,297	11,953,308		—	15,117,605
India	136,210	111,164,264		—	111,300,474
Indonesia	1,397,557	7,542,962		—	8,940,519
Luxembourg	6,035,246	—		—	6,035,246
Malaysia	94,627	2,772,294		—	2,866,921
Mexico	3,309,528	—		—	3,309,528
Peru	730,009	—		—	730,009
Poland	99,887	9,021,051		—	9,120,938
Russia	—	—		—^	—^
Saudi Arabia	957,186	26,691,536		—	27,648,722
South Africa	1,738,668	6,770,123		—	8,508,791
South Korea	19,065	68,668,971		—	68,688,036
Taiwan	915,470	148,605,020		—	149,520,490
Thailand	—	17,398,933		—	17,398,933
Turkey	161,849	2,672,074		—	2,833,923
United Arab Emirates	6,897,996	2,236,702		—	9,134,698
United Kingdom	414,422	—		—	414,422
United States	2,351,299	681,078		—	3,032,377

Total Common Stock	56,802,968	602,620,491		—^	659,423,459

Preferred Stock
Brazil	24,423,755	—		—^	24,423,755
South Korea	—	579,345		—	579,345

Total Preferred Stock	24,423,755	579,345		—^	25,003,100

Mutual Fund	6,957,520	—		—	6,957,520
Warrant	—	—		18	18
Short-Term Investment	—	10,657,613		—	10,657,613

Total Investments in Securities	$88,184,243	$613,857,449		$18	$702,041,710

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Value (Cost $553,126,541)	$702,041,710
Foreign Currency, at Value (Cost $2,693,999)	2,693,682
Receivable for Investment Securities Sold	11,621,679
Dividends and Interest Receivable	2,008,080
Receivable for Capital Shares Sold	975,524
Reclaim Receivable	101,356
Prepaid Expenses	30,023

Total Assets	719,472,054

Liabilities
Payable for Investment Securities Purchased	21,840,438
Accrued Foreign Capital Gains Tax on Appreciated Securities	5,729,304
Payable to Adviser	481,144
Payable for Capital Shares Redeemed	353,720
Shareholder Servicing Fees Payable - Investor Class	93,549
Shareholder Servicing Fees Payable - Y Class	265
Payable to Administrator	45,747
Payable to Trustees	7,013
Unrealized Loss on Spot Contracts	3,557
Chief Compliance Officer Fees Payable	2,749
Accrued Expenses	269,411

Total Liabilities	28,826,897

Net Assets	$690,645,157

Net Assets Consist of:
Paid-in Capital	$573,759,121
Total Distributable Earnings	116,886,036

Net Assets	$690,645,157

Investor Class Shares:
Net Assets	$301,560,865
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	13,862,429

Net Asset Value, Redemption and Offering Price Per Share *	$21.75

I Class Shares:
Net Assets	$384,885,615
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	17,714,245

Net Asset Value, Redemption and Offering Price Per Share *	$21.73

Y Class Shares:
Net Assets	$4,198,677
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	193,705

Net Asset Value, Redemption and Offering Price Per Share *	$21.68

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO FOR THE SIX MONTHS ENDED APRIL 30, 2024 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$9,506,575
Less: Foreign Taxes Withheld	(1,241,511)

Total Investment Income	8,265,064

Expenses:
Investment Advisory Fees	2,934,574
Shareholder Servicing Fees - Investor Class	330,613
Shareholder Servicing Fees - Y Class	1,749
Administration Fees	291,278
Trustees’ Fees	12,785
Chief Compliance Officer Fees	3,420
Custodian Fees	266,858
Printing Fees	89,508
Transfer Agent Fees	87,852
Filing and Registration Fees	32,028
Audit Fees	22,551
Legal Fees	19,891
Interest Expense	6,090
Other Expenses	50,402

Total Expenses	4,149,599

Less:
Investment Advisory Fee Waiver	(97,839)
Fees Paid Indirectly (Note 4)	(15,542)

Net Expenses	4,036,218

Net Investment Income	4,228,846

Net Realized Gain (Loss) on:
Investments	1,005,816
Foreign Capital Gains Tax	(1,506,630)
Foreign Currency Transactions	(413,822)

Net Realized Loss	(914,636)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	109,479,314
Foreign Capital Gains Tax on Depreciated Securities	(2,334,225)
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(20,649)

Net Change in Unrealized Appreciation	107,124,440

Net Realized and Unrealized Gain	106,209,804

Net Increase in Net Assets Resulting from Operations	$110,438,650

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$4,228,846	$24,105,922
Net Realized Loss	(914,636)	(19,659,851)
Net Change in Unrealized Appreciation (Depreciation)	107,124,440	134,914,670

Net Increase in Net Assets Resulting from Operations	110,438,650	139,360,741

Distributions:
Investor Class Shares	(11,728,043)	(22,785,848)
I Class Shares	(13,400,475)	(21,338,558)
Y Class Shares	(134,613)	(440,711)

Total Distributions	(25,263,131)	(44,565,117)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	13,179,514	14,428,787
Reinvestment of Distributions	11,521,471	22,252,987
Redemption Fees — (See Note 2)	2,135	3,261
Redeemed	(46,438,739)	(126,089,006)

Decrease in Net Assets derived from Investor Class Transactions	(21,735,619)	(89,403,971)

I Class Shares:
Issued	78,852,612	76,035,895
Reinvestment of Distributions	11,667,736	18,279,007
Redemption Fees — (See Note 2)	341	2,545
Redeemed	(49,920,012)	(96,712,771)

Increase (Decrease) in Net Assets derived from I Class Transactions	40,600,677	(2,395,324)

Y Class Shares:
Issued	581,390	67,027
Reinvestment of Distributions	127,112	407,053
Redeemed	(87,292)	(4,049,086)

Increase (Decrease) in Net Assets derived from Y Class Transactions	621,210	(3,575,006)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	19,486,268	(95,374,301)

Total Increase (Decrease) in Net Assets	104,661,787	(578,677)

Net Assets:
Beginning of Period	585,983,370	586,562,047

End of Period	$690,645,157	$585,983,370

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period/Year Presented

		Years Ended October 31,
Investor Class Shares	Six Months Ended April 30, 2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$19.02	$16.37	$23.93	$19.65	$19.41	$18.35

Income from Operations:
Net Investment Income*	0.12	0.70	0.96	0.47	0.29	0.39
Net Realized and Unrealized Gain (Loss)	3.40	3.21	(7.78)	4.10	0.32	1.00

Total from Operations	3.52	3.91	(6.82)	4.57	0.61	1.39

Redemption Fees*	0.00^	0.00^	0.00^	—	0.00^	0.00^

Dividends and Distributions from:
Net Investment Income	(0.79)	(1.07)	(0.70)	(0.29)	(0.37)	(0.33)
Net Realized Gains	—	(0.19)	(0.04)	—	—	—

Total Dividends and Distributions	(0.79)	(1.26)	(0.74)	(0.29)	(0.37)	(0.33)

Net Asset Value, End of Year/Period	$21.75	$19.02	$16.37	$23.93	$19.65	$19.41

Total Return †	18.76%***	24.62%	(29.43)%	23.35%	3.04%	7.72%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$301,561	$283,457	$322,684	$580,640	$674,360	$625,488
Ratio of Expenses to Average Net Assets(1)	1.36%**	1.46%	1.49%	1.43%	1.40%	1.40%
Ratio of Net Investment Income to Average Net Assets	1.17%**	3.69%	4.52%	1.97%	1.56%	2.07%
Portfolio Turnover Rate	31%***	68%	66%	70%	55%	48%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period/Year Presented

		Years Ended October 31,
I Class Shares	Six Months Ended April 30, 2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$19.02	$16.39	$23.97	$19.67	$19.43	$18.38

Income from Operations:
Net Investment Income*	0.15	0.75	1.00	0.53	0.29	0.41
Net Realized and Unrealized Gain (Loss)	3.40	3.20	(7.77)	4.09	0.35	1.00

Total from Operations	3.55	3.95	(6.77)	4.62	0.64	1.41

Redemption Fees*	0.00^	0.00^	0.00^	—	0.00^	0.00^

Dividends and Distributions from:
Net Investment Income	(0.84)	(1.13)	(0.77)	(0.32)	(0.40)	(0.36)
Net Realized Gains	—	(0.19)	(0.04)	—	—	—

Total Dividends and Distributions	(0.84)	(1.32)	(0.81)	(0.32)	(0.40)	(0.36)

Net Asset Value, End of Year/Period	$21.73	$19.02	$16.39	$23.97	$19.67	$19.43

Total Return †	18.92%***	24.87%	(29.26)%	23.61%	3.20%	7.86%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$384,886	$299,395	$258,008	$396,786	$330,942	$496,662
Ratio of Expenses to Average Net Assets(1)	1.14%**	1.24%	1.27%	1.22%	1.24%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.41%**	3.95%	4.70%	2.21%	1.53%	2.13%
Portfolio Turnover Rate	31%***	68%	66%	70%	55%	48%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period/Year Presented

		Years Ended October 31,
Y Class Shares	Six Months Ended April 30, 2024 (Unaudited)	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year/Period	$18.97	$16.35	$23.92	$19.63	$19.40	$18.34

Income from Operations:
Net Investment Income*	0.14	0.74	0.99	0.50	0.25	0.43
Net Realized and Unrealized Gain (Loss)	3.40	3.19	(7.76)	4.11	0.38	0.98

Total from Operations	3.54	3.93	(6.77)	4.61	0.63	1.41

Redemption Fees*	—	—	—	—	0.00^	—

Dividends and Distributions from:
Net Investment Income	(0.83)	(1.12)	(0.76)	(0.32)	(0.40)	(0.35)
Net Realized Gains	—	(0.19)	(0.04)	—	—	—

Total Dividends and Distributions	(0.83)	(1.31)	(0.80)	(0.32)	(0.40)	(0.35)

Net Asset Value, End of Year/Period	$21.68	$18.97	$16.35	$23.92	$19.63	$19.40

Total Return †	18.90%***	24.80%	(29.31)%	23.61%	3.15%	7.89%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$4,199	$3,131	$5,870	$6,982	$8,334	$20,363
Ratio of Expenses to Average Net Assets(1)	1.24%**	1.29%	1.32%	1.24%	1.24%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.31%**	3.95%	4.71%	2.10%	1.34%	2.26%
Portfolio Turnover Rate	31%***	68%	66%	70%	55%	48%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 26 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Portfolio. The Portfolio is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Acadian Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of April 30, 2024, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $603,199,836 or 87% of Net Assets.

The Portfolio uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For details of the investment classification, refer to the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2024, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2024, the Portfolio did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio or its agent file withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares if redeemed within 30 days of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the period ended April 30, 2024, the Portfolio paid $291,278 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares up to 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the period ended April 30, 2024, the Portfolio earned cash management credits of $15,542, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.90% of the Portfolio’s average daily net assets.

The Adviser has contractually agreed to waive or reduce fees and reimburse expenses in order to keep net operating expenses (but excluding any class specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of said Fund’s business (including litigation expenses)) from exceeding 1.10% of the average daily net assets of each of the Fund’s share classes until March 1, 2025. In addition, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver or expense payment, and (ii) at the time of the reimbursement. This agreement may be terminated: (i) by the Trust, for any reason at any time, or (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2025. This agreement terminates automatically upon the termination of the advisory agreement.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

6. Investment Transactions:

For the period ended April 30, 2024, the Portfolio made purchases of $200,860,061 and sales of $206,271,844 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Share Transactions:

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Investor Class Shares:

Issued	628,075	764,689

Reinvestment of Distributions	560,656	1,263,009

Redeemed	(2,230,457)	(6,831,732)

Net Decrease in Shares Outstanding from Investor Class Share Transactions	(1,041,726)	(4,804,034)

I Class Shares:

Issued	3,758,557	4,078,460

Reinvestment of Distributions	568,880	1,039,191

Redeemed	(2,356,435)	(5,114,817)

Net Increase in Shares Outstanding from I Class Share Transactions	1,971,002	2,834

Y Class Shares:

Issued	26,711	3,587

Reinvestment of Distributions	6,210	23,190

Redeemed	(4,244)	(220,659)

Net Increase (Decrease) in Shares Outstanding from Y Class Share Transactions	28,677	(193,882)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	957,953	(4,995,082)

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $50 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire July 29, 2024. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the period ended April 30, 2024, the Portfolio had average borrowings of $806,031 and a maximum amount borrowed of $4,460,000 over a period of 32 days at a weighted average interest rate of 8.50%. Interest accrued on the borrowings during the period was $6,090. As of April 30, 2024, the Portfolio did not have any borrowings outstanding.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

There were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2023.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2023	$37,952,435	$6,612,682	$44,565,117
2022	29,888,278	1,586,041	31,474,319

As of October 31, 2023, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$25,261,630
Capital Loss Carryforwards	(16,782,020)
Net Unrealized Appreciation	23,230,926
Other Temporary Differences	(19)

Total Distributable Earnings	$31,710,517

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The capital loss carryforwards with no expiration are noted below:

Short-Term Loss	Long-Term Loss	Total Capital Loss Carryforwards

$ 10,139,546	$ 6,642,474	$ 16,782,020

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to PFICs and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2024, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 553,126,541	$ 185,283,756	$ (42,097,891)	$ 143,185,865

The difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable.

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Portfolio. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks and including liquidity risk, because these companies tend to have limited product lines, markets, financial resources, and may depend upon a relatively small management group.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Portfolio. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid, and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the Fund’s current prospectus for a discussion of the risks associated with investing in the Fund.

11. Other:

As of April 30, 2024, 82% of the Portfolio’s Investor Class Shares outstanding were held by two record shareholders, 74% of the Portfolio’s I Class Shares were held by five record shareholders, and 90% of the Portfolio’s Y Class Shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

12. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal the market value of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Securities Lending entails a risk of loss to the Portfolio if the market value of the loans were to increase and the borrower did not increase the collateral accordingly. An additional risk is that the borrower fails to return the securities when recalled. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2024 (Unaudited)

collateral available for return to the borrower due to any loss on the collateral invested.

During the period and as of April 30, 2024, there were no securities on loan for the Portfolio.

13. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO April 30, 2024 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio/Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2023 to April 30, 2024).

The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period and that the expense ratio (Column 3) remained unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO April 30, 2024 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Investor Class Shares
Actual Fund Return	$1,000.00	$1,187.60	1.36%	$7.39
Hypothetical 5% Return	$1,000.00	$1,018.11	1.36%	$6.81
I Class Shares
Actual Fund Return	$1,000.00	$1,189.20	1.14%	$6.21
Hypothetical 5% Return	$1,000.00	$1,019.20	1.14%	$5.72
Y Class Shares
Actual Fund Return	$1,000.00	$1,189.00	1.24%	$6.75
Hypothetical 5% Return	$1,000.00	$1,018.70	1.24%	$6.22

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-1600

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR §270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024